Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Aerovironment Inc.(a)(b)	7,228	$396,456
Axon Enterprise Inc.(a)(b)	20,085	1,410,369
Cubic Corp.	9,727	643,927
Mercury Systems Inc.(a)	18,802	1,532,739

		3,983,491

Air Freight & Logistics — 0.3%
Forward Air Corp.	9,736	613,368

Auto Components — 0.4%
Fox Factory Holding Corp.(a)(b)	12,960	1,037,837

Banks — 0.9%
First Financial Bankshares Inc.	46,100	1,509,775
ServisFirst Bancshares Inc.	15,613	531,779

		2,041,554

Beverages — 0.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,971	1,165,582
Coca-Cola Consolidated Inc.	1,575	462,310
National Beverage Corp.	4,143	180,345

		1,808,237

Biotechnology — 10.4%
ACADIA Pharmaceuticals Inc.(a)	38,176	938,366
Acceleron Pharma Inc.(a)	15,018	655,686
Agios Pharmaceuticals Inc.(a)(b)	17,381	836,200
Akcea Therapeutics Inc.(a)(b)	5,704	123,378
Alkermes PLC(a)	53,297	1,234,359
Amicus Therapeutics Inc.(a)(b)	83,693	1,037,793
Atara Biotherapeutics Inc.(a)	15,709	224,167
Biohaven Pharmaceutical Holding Co. Ltd.(a)	13,947	600,279
Blueprint Medicines Corp.(a)(b)	16,599	1,662,390
CRISPR Therapeutics AG(a)(b)	10,054	509,637
Emergent BioSolutions Inc.(a)	15,396	679,579
Enanta Pharmaceuticals Inc.(a)	5,406	405,558
FibroGen Inc.(a)(b)	26,043	1,230,792
Genomic Health Inc.(a)(b)	7,296	532,389
Global Blood Therapeutics Inc.(a)(b)	20,313	1,113,152
Halozyme Therapeutics Inc.(a)	43,088	732,065
Heron Therapeutics Inc.(a)(b)	23,648	412,421
Intercept Pharmaceuticals Inc.(a)(b)	8,111	509,776
Invitae Corp.(a)	28,965	778,869
Ironwood Pharmaceuticals Inc.(a)(b)	52,798	561,243
Ligand Pharmaceuticals Inc.(a)(b)	6,670	610,372
Madrigal Pharmaceuticals Inc.(a)(b)	2,821	246,245
Mirati Therapeutics Inc.(a)	11,139	1,178,506
Myriad Genetics Inc.(a)	24,979	727,888
Portola Pharmaceuticals Inc.(a)	23,195	618,843
PTC Therapeutics Inc.(a)	18,491	890,712
REGENXBIO Inc.(a)(b)	10,441	463,685
Repligen Corp.(a)	14,276	1,347,512
Spark Therapeutics Inc.(a)	11,151	1,115,323
Ultragenyx Pharmaceutical Inc.(a)(b)	18,346	1,105,530
Xencor Inc.(a)(b)	16,259	715,721

		23,798,436

Building Products — 2.1%
AAON Inc.	13,839	703,021
Armstrong World Industries Inc.	16,634	1,625,308
Simpson Manufacturing Co. Inc.	13,678	844,753

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)	19,874	$1,624,700

		4,797,782

Capital Markets — 0.9%
Blucora Inc.(a)(b)	16,415	491,465
Focus Financial Partners Inc., Class A(a)	7,337	204,776
Houlihan Lokey Inc.	11,728	539,488
Tradeweb Markets Inc., Class A(b)	15,615	739,526

		1,975,255

Chemicals — 1.5%
Balchem Corp.	10,979	1,126,885
Ingevity Corp.(a)	14,216	1,400,845
Quaker Chemical Corp.	4,537	850,188

		3,377,918

Commercial Services & Supplies — 3.1%
Advanced Disposal Services Inc.(a)	24,498	793,000
Cimpress NV(a)	9,717	937,205
Clean Harbors Inc.(a)	17,268	1,343,623
Covanta Holding Corp.	39,820	685,701
Healthcare Services Group Inc.	25,210	602,771
MSA Safety Inc.	11,958	1,259,775
Tetra Tech Inc.	18,641	1,476,367

		7,098,442

Communications Equipment — 1.9%
Acacia Communications Inc.(a)	9,644	647,787
InterDigital Inc.	10,800	695,844
Lumentum Holdings Inc.(a)(b)	25,955	1,469,832
ViaSat Inc.(a)	19,353	1,579,011

		4,392,474

Consumer Finance — 1.0%
FirstCash Inc.	14,657	1,475,080
Green Dot Corp., Class A(a)(b)	16,279	825,183

		2,300,263

Distributors — 0.2%
Core-Mark Holding Co. Inc.	15,623	584,769

Diversified Consumer Services — 1.6%
Chegg Inc.(a)(b)	36,250	1,628,350
Sotheby’s(a)	11,269	672,872
Strategic Education Inc.	7,450	1,326,026

		3,627,248

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	14,198	894,616

Electrical Equipment — 0.2%
Sunrun Inc.(a)	26,175	498,634

Electronic Equipment, Instruments & Components — 3.0%
Badger Meter Inc.	9,918	530,514
Dolby Laboratories Inc., Class A	21,830	1,486,623
II-VI Inc.(a)	20,324	806,863
Itron Inc.(a)	11,385	705,870
Littelfuse Inc.	8,400	1,419,264
Novanta Inc.(a)(b)	11,193	941,219
Rogers Corp.(a)	6,296	998,923

		6,889,276

Energy Equipment & Services — 0.7%
Apergy Corp.(a)(b)	26,335	856,677
Core Laboratories NV	15,093	757,216

		1,613,893

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 1.3%
World Wrestling Entertainment Inc., Class A	14,823	$1,078,818
Zynga Inc., Class A(a)	285,993	1,824,635

		2,903,453

Equity Real Estate Investment Trusts (REITs) — 4.5%
CoreSite Realty Corp.	12,536	1,313,898
Corporate Office Properties Trust	37,998	1,060,904
First Industrial Realty Trust Inc.	42,974	1,641,177
JBG SMITH Properties	41,004	1,604,487
QTS Realty Trust Inc., Class A	18,836	871,730
Rexford Industrial Realty Inc.	35,344	1,463,242
Ryman Hospitality Properties Inc.	17,473	1,310,475
Terreno Realty Corp.	21,435	1,047,314

		10,313,227

Food Products — 0.2%
Calavo Growers Inc.	5,314	469,970

Health Care Equipment & Supplies — 9.4%
Avanos Medical Inc.(a)	16,172	658,524
Cantel Medical Corp.(b)	12,336	1,138,366
CONMED Corp.	8,840	772,174
Glaukos Corp.(a)(b)	11,520	940,954
Globus Medical Inc., Class A(a)	25,996	1,184,898
Haemonetics Corp.(a)	17,398	2,123,948
ICU Medical Inc.(a)	5,672	1,443,184
Inogen Inc.(a)(b)	6,102	375,273
Integra LifeSciences Holdings Corp.(a)	24,099	1,527,636
iRhythm Technologies Inc.(a)(b)	7,624	633,859
Merit Medical Systems Inc.(a)	18,676	736,955
Neogen Corp.(a)	17,699	1,263,708
Nevro Corp.(a)	10,393	694,876
Novocure Ltd.(a)(b)	23,752	1,976,641
NuVasive Inc.(a)(b)	17,616	1,173,225
Penumbra Inc.(a)(b)	10,622	1,780,247
Quidel Corp.(a)	12,063	712,079
Tandem Diabetes Care Inc.(a)(b)	19,723	1,251,030
Wright Medical Group NV(a)(b)	39,827	1,149,407

		21,536,984

Health Care Providers & Services — 3.5%
Amedisys Inc.(a)	9,905	1,365,800
BioTelemetry Inc.(a)(b)	11,469	538,470
Covetrus Inc.(a)	32,688	773,725
Ensign Group Inc. (The)	16,917	1,019,418
Guardant Health Inc.(a)	13,068	1,228,261
HealthEquity Inc.(a)(b)	23,605	1,935,138
LHC Group Inc.(a)	9,946	1,258,965

		8,119,777

Health Care Technology — 2.5%
HMS Holdings Corp.(a)	29,569	1,031,958
Medidata Solutions Inc.(a)	21,154	1,932,841
Omnicell Inc.(a)	13,993	1,052,414
Teladoc Health Inc.(a)(b)	24,325	1,659,938

		5,677,151

Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp.	27,198	720,475
Choice Hotels International Inc.	11,523	988,788
Churchill Downs Inc.	12,018	1,437,954
Dave & Buster’s Entertainment Inc.	12,352	502,109
Eldorado Resorts Inc.(a)	22,093	996,836
Red Rock Resorts Inc., Class A	23,850	497,034

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shake Shack Inc., Class A(a)	8,870	$662,234
Texas Roadhouse Inc.	22,690	1,253,169
Wendy’s Co. (The)	61,899	1,125,943
Wingstop Inc.	9,980	953,988

		9,138,530

Household Durables — 1.6%
iRobot Corp.(a)	9,546	697,812
Roku Inc.(a)(b)	27,854	2,878,154

		3,575,966

Household Products — 0.4%
WD-40 Co.	4,684	850,427

Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies Inc.	17,234	1,129,689
TerraForm Power Inc., Class A	27,678	426,518

		1,556,207

Insurance — 0.5%
RLI Corp.	13,315	1,200,081

Interactive Media & Services — 1.2%
Cargurus Inc.(a)	11,367	423,648
Match Group Inc.	18,627	1,402,427
Yelp Inc.(a)	24,190	847,859

		2,673,934

Internet & Direct Marketing Retail — 0.4%
Shutterfly Inc.(a)(b)	11,639	589,981
Stamps.com Inc.(a)	5,558	265,394

		855,375

IT Services — 2.1%
ExlService Holdings Inc.(a)(b)	11,687	803,949
GTT Communications Inc.(a)(b)	11,523	139,428
LiveRamp Holdings Inc.(a)	23,424	1,234,211
MongoDB Inc.(a)(b)	11,112	1,591,461
Verra Mobility Corp.(a)	39,283	544,069
Virtusa Corp.(a)	9,413	420,573

		4,733,691

Leisure Products — 0.4%
Callaway Golf Co.	30,004	550,273
YETI Holdings Inc.(a)(b)	10,312	358,445

		908,718

Life Sciences Tools & Services — 0.7%
Medpace Holdings Inc.(a)(b)	8,871	698,680
NeoGenomics Inc.(a)	34,874	849,879

		1,548,559

Machinery — 3.2%
Albany International Corp., Class A	10,367	891,458
Chart Industries Inc.(a)	12,176	919,653
ESCO Technologies Inc.	8,843	738,921
Federal Signal Corp.	20,459	637,298
Helios Technologies Inc.	9,776	459,081
John Bean Technologies Corp.	10,744	1,274,883
Proto Labs Inc.(a)(b)	9,114	948,768
RBC Bearings Inc.(a)(b)	8,426	1,370,826

		7,240,888

Media — 1.7%
Liberty Latin America Ltd., Class A(a)	14,663	240,327
Liberty Latin America Ltd., Class C, NVS(a)(b)	40,980	672,072
New York Times Co. (The), Class A	48,270	1,722,274

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Tribune Media Co., Class A	27,586	$1,281,921

		3,916,594

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	77,611	707,812
Centennial Resource Development Inc./DE, Class A(a)	64,604	384,394
Kosmos Energy Ltd.	80,300	482,603
Matador Resources Co.(a)(b)	35,326	622,797
PDC Energy Inc.(a)(b)	22,555	648,005
Tellurian Inc.(a)(b)	31,969	197,249

		3,042,860

Personal Products — 0.5%
Inter Parfums Inc.	5,869	406,604
Medifast Inc.	4,055	452,741
USANA Health Sciences Inc.(a)	4,514	307,178

		1,166,523

Pharmaceuticals — 1.0%
Aerie Pharmaceuticals Inc.(a)(b)	13,400	290,378
MyoKardia Inc.(a)(b)	12,978	706,392
Pacira BioScience Inc.(a)(b)	14,065	617,313
Supernus Pharmaceuticals Inc.(a)(b)	17,772	593,052
Tilray Inc., Class 2 (a)(b)	3,302	134,788

		2,341,923

Professional Services — 3.1%
ASGN Inc.(a)	17,929	1,130,424
Exponent Inc.	17,624	1,212,531
FTI Consulting Inc.(a)	12,909	1,348,345
Insperity Inc.	12,755	1,356,494
TriNet Group Inc.(a)(b)	14,734	1,083,538
Upwork Inc.(a)(b)	20,726	340,735
WageWorks Inc.(a)	13,574	694,582

		7,166,649

Real Estate Management & Development — 1.0%
Howard Hughes Corp. (The)(a)	13,338	1,800,630
Redfin Corp.(a)	23,465	423,309

		2,223,939

Road & Rail — 0.8%
Heartland Express Inc.	16,120	319,821
Landstar System Inc.	13,644	1,518,168

		1,837,989

Semiconductors & Semiconductor Equipment — 4.1%
Brooks Automation Inc.	24,490	950,212
Cabot Microelectronics Corp.	9,868	1,200,442
Entegris Inc.	46,042	2,003,288
Inphi Corp.(a)(b)	15,363	925,006
MaxLinear Inc.(a)	21,806	479,296
Semtech Corp.(a)	22,643	1,197,136
Silicon Laboratories Inc.(a)(b)	14,725	1,652,292
SolarEdge Technologies Inc.(a)	15,157	988,691

		9,396,363

Software — 13.9%
2U Inc.(a)(b)	19,538	250,086
8x8 Inc.(a)	32,767	791,978
ACI Worldwide Inc.(a)	37,555	1,260,346
Alarm.com Holdings Inc.(a)(b)	12,015	599,669
Alteryx Inc., Class A(a)	15,809	1,858,190
Anaplan Inc.(a)	5,570	317,156
Avalara Inc.(a)	15,105	1,230,755
Blackbaud Inc.	16,709	1,520,519

Security	Shares	Value

Software (continued)
Blackline Inc.(a)	15,922	$710,121
Bottomline Technologies DE Inc.(a)	12,831	540,057
Box Inc., Class A(a)(b)	49,849	824,502
Cision Ltd.(a)(b)	25,648	266,483
Cloudera Inc.(a)(b)	77,224	461,800
CommVault Systems Inc.(a)	13,020	591,629
Cornerstone OnDemand Inc.(a)(b)	18,434	1,091,293
Ebix Inc.(b)	7,459	343,338
Envestnet Inc.(a)(b)	16,405	1,171,481
Everbridge Inc.(a)(b)	9,948	1,017,680
FireEye Inc.(a)	69,633	1,044,495
Five9 Inc.(a)	20,260	1,000,236
ForeScout Technologies Inc.(a)(b)	12,278	458,706
LivePerson Inc.(a)	20,252	672,164
Manhattan Associates Inc.(a)	21,947	1,865,276
Mimecast Ltd.(a)	11,242	535,119
Paylocity Holding Corp.(a)	10,794	1,101,959
Pivotal Software Inc., Class A(a)	26,378	250,063
Pluralsight Inc., Class A(a)	19,074	585,381
PROS Holdings Inc.(a)(b)	11,988	867,452
Q2 Holdings Inc.(a)(b)	15,840	1,265,141
Qualys Inc.(a)(b)	11,433	989,640
Rapid7 Inc.(a)	14,270	865,476
SailPoint Technologies Holding Inc.(a)	22,267	470,724
Smartsheet Inc., Class A(a)	29,704	1,482,527
SPS Commerce Inc.(a)	6,078	679,703
SVMK Inc.(a)(b)	5,333	90,501
Tenable Holdings Inc.(a)	3,955	99,112
Varonis Systems Inc.(a)	10,270	738,516
Workiva Inc.(a)	8,973	515,858
Yext Inc.(a)(b)	28,629	595,770
Zoom Video Communications Inc., Class A(a)(b)	8,183	781,558

		31,802,460

Specialty Retail — 1.4%
At Home Group Inc.(a)(b)	9,135	54,719
Carvana Co.(a)(b)	12,324	783,313
Floor & Decor Holdings Inc., Class A(a)	19,724	772,194
Monro Inc.	11,290	950,731
National Vision Holdings Inc.(a)(b)	21,837	689,831

		3,250,788

Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage Inc., Class A(a)(b)	61,083	924,797

Thrifts & Mortgage Finance — 0.7%
Columbia Financial Inc.(a)(b)	16,876	258,034
LendingTree Inc.(a)(b)	2,536	817,961
NMI Holdings Inc., Class A(a)	22,995	572,116

		1,648,111

Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply Inc.(a)(b)	13,921	1,028,344

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	15,724	618,896
U.S. Cellular Corp.(a)	4,921	235,667

		854,563

Total Common Stocks — 98.4% (Cost: $187,227,535)		225,238,334

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 24.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	55,730,473	$55,758,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	161,000	161,000

		55,919,338

Total Short-Term Investments — 24.4% (Cost: $55,903,937)		55,919,338

Total Investments in Securities — 122.8% (Cost: $243,131,472)		281,157,672

Other Assets, Less Liabilities — (22.8)%		(52,131,532)

Net Assets — 100.0%		$229,026,140

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	38,817,765	16,912,708	55,730,473	$55,758,338	$41,055	(a)	$(133)	$3,666
BlackRock Cash Funds: Treasury, SL Agency Shares	66,945	94,055	161,000	161,000	792		—	—

				$55,919,338	$41,847		$(133)	$3,666

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$225,238,334	$—	$—	$225,238,334
Money Market Funds	55,919,338	—	—	55,919,338

	$281,157,672	$—	$—	$281,157,672

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4